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                     CONSTELLATION INSTITUTIONAL PORTFOLIOS

                     CONSTELLATION TIP MIDCAP CORE PORTFOLIO

                         Supplement dated April 15, 2005
            to the Prospectus and Statement of Additional Information
                             dated January 12, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

CONSTELLATION TIP MIDCAP CORE PORTFOLIO

Effective April 15, 2005, the Constellation TIP Midcap Core Portfolio was reorganized as a separate series of Constellation Funds and was renamed the Constellation TIP Mid Cap Fund. Accordingly, all references to the Constellation TIP Midcap Core Portfolio are removed from the Prospectus and SAI of Constellation Institutional Portfolios.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE


You may obtain additional information about these changes by calling the Fund's investment adviser, Constellation Investment Management Company, LP, at 1-866-242-5742.